UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6103

Investors Cash Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

Investors Cash Trust-Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 14.7%
Federal Home Loan Bank, 4.184% *, 6/2/2006	10,000,000	9,997,295
Federal Home Loan Mortgage Corp., 3.83%, 6/20/2006	8,000,000	8,000,000
Federal National Mortgage Association:
4.0%, 8/8/2006	5,000,000	5,000,000
4.03%, 7/21/2006	5,000,000	5,000,000
4.161% *, 2/6/2006	25,000,000	24,998,276

Total Agencies Not backed by the Full Faith and Credit of the US Government (Cost $52,995,571)		52,995,571
Repurchase Agreements 85.0%
Banc of America Securities LLC, 4.31%, dated 12/16/2005, to be repurchased at $52,323,729 on 2/6/2006 (a)	52,000,000	52,000,000
BNP Paribas, 4.3%, dated 12/30/2005, to be repurchased at $37,017,678 on 1/3/2006 (b)	37,000,000	37,000,000
Citigroup Global Markets, Inc., 4.29%, dated 12/15/2005, to be repurchased at $65,364,054 on 1/31/2006 (c)	65,000,000	65,000,000
Credit Suisse First Boston LLC, 4.29%, dated 12/13/2005, to be repurchased at $35,204,371 on 1/31/2006 (d)	35,000,000	35,000,000
Merrill Lynch & Co., Inc., 4.25%, dated 11/10/2005, to be repurchased at $35,392,535 on 2/13/2006 (e)	35,000,000	35,000,000
State Street Bank and Trust Co., 3.2%, dated 12/30/2005, to be repurchased at $970,345 on 1/3/2006 (f)	970,000	970,000
The Goldman Sachs Co., Inc., 4.33%, dated 12/30/2005, to be repurchased at $81,038,970 on 1/3/2006 (g)	81,000,000	81,000,000

Total Repurchase Agreements (Cost $305,970,000)		305,970,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 358,965,571)	99.7	358,965,571
Other Assets and Liabilities, Net	0.3	998,170

Net Assets	100.0	359,963,741

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2005.

(a)		Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
32,887,768	Federal National Mortgage Association	4.766-5.5	1/1/2035-7/1/2035	32,589,611
20,315,703	Federal Home Loan Mortgage Corp.	4.998-5.5	3/1/2033-1/1/2036	20,450,389
Total Collateral Value				53,040,000

(b)	Collateralized by $38,173,653 Federal National Mortgage Association, with various coupon rates 4.5-5.197%, with various maturities from 7/1/2033-10/1/2035 with a value of $37,740,000.
(c)	Collateralized by $65,458,172 Government National Mortgage Association, 5.5%, maturing on 7/15/2033 with a value of $66,300,000.

(d)	Collateralized by

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
24,770,668	Federal Home Loan Mortgage Corp.	5.167	4/1/2035	24,852,824
10,775,977	Federal National Mortgage Association	5.061	3/1/2035	10,849,018
Total Collateral Value				35,701,842

(e)	: Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)

31,723,619	Federal National Mortgage Association, Interest Only	6.0	7/25/2033	6,459,672
1,649,267	Federal National Mortgage Association	6.5	4/25/2026	1,695,480
8,450,333	Federal National Mortgage Association, Principal Only	-	9/25/2032-7/25/2033	5,265,901
8,861,969	Federal Home Loan Mortgage Corp., Principal Only	-	2/15/2032-9/15/2034	7,737,900
66,239,307	Federal Home Loan Mortgage Corp., Interest Only	0.80-6.0	2/15/2018-3/15/2033	7,012,912
7,589,840	Federal Home Loan Mortgage Corp.	4.5-7.0	6/15/2030-4/15/2033	7,529,436
Total Collateral Value				35,701,301

(f)	Collateralized by $1,005,000 Federal Home Loan Mortgage Corp., Zero Coupon, maturing on 5/2/2006 with a value of $989,754.
(g)	Collateralized by $81,710,625 Federal National Mortgage Association, with various coupon rates 4.65-6.02%, with various maturities from 5/1/2009-6/1/2036 with a value of $82,620,000.

Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Investors Cash Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Government & Agency Securities Portfolio, a series of Investors Cash Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006